EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2017	2016	2015
Net (loss) income	(2,348)	(127,711)	(220,839)

(in thousands)	2017	2016	2015
Weighted average number of shares outstanding - basic	125,019	95,238	30,243
Impact of restricted stock units	—	8	27
Weighted average number of shares outstanding - diluted	125,019	95,246	30,270